ACQUISITIONS (Details) (USD $)	1 Months Ended	0 Months Ended				4 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 28, 2012 Interline New Jersey JanPak, Inc.	Dec. 11, 2012 Interline New Jersey JanPak, Inc. Distribution_Center	Jan. 28, 2011 Interline New Jersey Northern Colorado Paper, Inc. (NCP)	Dec. 11, 2012 Trademarks Interline New Jersey JanPak, Inc.	Dec. 11, 2012 Customer relationships Interline New Jersey JanPak, Inc.	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Successor	Dec. 11, 2012 Successor Interline New Jersey JanPak, Inc.	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Dec. 28, 2012 Predecessor	Dec. 31, 2010 Predecessor
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase of businesses, net of cash acquired		$ 82,500,000	$ 9,500,000			$ 82,500,000	$ 0			$ 3,278,000	$ 9,695,000
Merger costs		500,000
Number of distribution centers		16
Goodwill expected to be tax deductible		0
Fair value of tangible assets and liabilities acquired:
Accounts receivable		24,765,000
Inventories		20,460,000
Other current assets		4,716,000
Property and equipment		4,822,000
Goodwill						486,439,000	486,439,000	0	19,054,000	346,025,000	344,478,000	344,478,000	341,168,000
Intangible assets		32,600,000			18,900,000
Other assets		37,000
Total assets acquired		106,454,000
Current liabilities		9,554,000
Other liabilities		14,400,000
Total liabilities assumed		23,954,000
Net assets acquired		82,500,000
Trademarks				13,700,000
Weighted-average useful life		19 years
Net sales	10,300,000
Net income (loss)	100,000
Earn-out potential			300,000
Earn-out term			2 years
Pro Forma Financial Information [Abstract]
Net sales						467,066,000				1,079,640,000	1,465,341,000
Net (loss) income						$ (27,924,000)				$ 13,909,000	$ 40,030,000